EATON SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
EATON SHAREHOLDERS' EQUITY	EATON SHAREHOLDERS' EQUITY
There are 750 million Eaton ordinary shares authorized ($0.01 par value per share), 387.9 million and 392.9 million of which were issued and outstanding at December 31, 2025 and 2024, respectively. Eaton's Memorandum and Articles of Association authorized 40 thousand deferred ordinary shares (€1.00 par value per share) and 10 thousand preferred A shares ($1.00 par value per share), all of which were issued and outstanding at December 31, 2025 and 2024, and 10 million serial preferred shares ($0.01 par value per share), none of which is outstanding at December 31, 2025 and 2024. At December 31, 2025, there were 8,691 holders of record of Eaton ordinary shares. Additionally, 13,766 current and former employees were shareholders through participation in the Eaton Savings Plan, the Eaton Personal Investment Plan, or The Eaton Puerto Rico Retirement Savings Plan.
On February 23, 2022, the Board of Directors adopted a share repurchase program for repurchases of ordinary shares up to $5.0 billion to be made during the three-year period commencing on that date (2022 Program). On February 27, 2025, the Board of Directors renewed the 2022 Program by providing authority for up to $9.0 billion in repurchases to be made during the three-year period commencing on that date (2025 Program). Under the 2025 Program, the ordinary shares are expected to be repurchased over time, depending on market conditions, the market price of ordinary shares, capital levels, and other considerations. During 2025 and 2024, 5.7 million and 7.8 million ordinary shares were repurchased under the 2025 or 2022 Programs in the open market at a total cost of $1.9 billion and $2.5 billion, respectively. During 2023, no ordinary shares were repurchased.
Eaton has deferral plans that permit certain employees and directors to defer a portion of their compensation. A trust contains $3 million of ordinary shares and marketable securities at December 31, 2025 and 2024 to fund a portion of these liabilities. The marketable securities were included in Other assets and the ordinary shares were included in Shareholders' equity at historical cost.
On February 26, 2026, Eaton's Board of Directors declared a quarterly dividend of $1.10 per ordinary share, a 6% increase over the dividend paid in the fourth quarter of 2025. The dividend is payable on March 27, 2026 to shareholders of record on March 10, 2026.
Comprehensive Income (Loss)
Comprehensive income (loss) consists primarily of net income, currency translation and related hedging instruments, changes in unrecognized costs of pension and other postretirement benefits, and changes in the effective portion of open derivative contracts designated as cash flow hedges. The following table summarizes the pre-tax and after-tax amounts recognized in Comprehensive income (loss):

	2025		2024		2023
(In millions)	Pre-tax	After-tax	Pre-tax	After-tax	Pre-tax	After-tax
Currency translation and related hedging instruments
Gain (loss) from currency translation and related hedging instruments	$246	$255	$(358)	$(355)	$252	$247
Amortization of gains on net investment hedges (amount excluded from effectiveness testing) reclassified to earnings	(15)	(15)	(15)	(15)	(12)	(12)
	231	240	(373)	(370)	241	235

Pensions and other postretirement benefits
Prior service credit (cost) arising during the year	(10)	(7)	1	1	—	—
Net gain (loss) arising during the year	(27)	(18)	(141)	(104)	(246)	(189)
Currency translation	(55)	(43)	18	13	(29)	(21)
Amortization of actuarial loss and prior service cost reclassified to earnings	67	50	55	41	32	24
	(25)	(18)	(67)	(49)	(243)	(185)

Cash flow hedges
Gain (loss) on derivatives designated as cash flow hedges	29	23	(6)	(5)	63	50
Changes in cash flow hedges reclassified to earnings	(27)	(22)	(16)	(12)	(78)	(61)
	2	1	(22)	(17)	(14)	(11)
Other comprehensive income (loss) attributable to Eaton ordinary shareholders	$208	$223	$(462)	$(436)	$(17)	$39
The changes in Accumulated other comprehensive loss are as follows:

(In millions)	Currency translation and related hedging instruments	Pensions and other postretirement benefits	Cash flow hedges	Total
Balance at January 1, 2025	$(3,399)	$(1,044)	$101	$(4,342)
Other comprehensive income (loss) before reclassifications	255	(68)	23	210
Amounts reclassified from Accumulated other comprehensive loss (income)	(15)	50	(22)	13
Net current-period Other comprehensive income (loss)	240	(18)	1	223
Balance at December 31, 2025	$(3,159)	$(1,062)	$102	$(4,118)
The reclassifications out of Accumulated other comprehensive loss are as follows:

(In millions)	December 31, 2025		Consolidated Statements of Income classification
Gains and (losses) on net investment hedges (amount excluded from effectiveness testing)
Currency exchange contracts	$15		Interest expense - net
Tax expense	—
Total, net of tax	15

Amortization of defined benefits pensions and other postretirement benefits items
Actuarial loss and prior service cost	(67)	1
Tax benefit	17
Total, net of tax	(50)

Gains and (losses) on cash flow hedges
Floating-to-fixed interest rate swaps	13		Interest expense - net
Currency exchange contracts	13		Net sales and Cost of products sold
Commodity contracts	1		Cost of products sold
Tax expense	(6)
Total, net of tax	22

Total reclassifications for the period	$(13)
[1] These components of Accumulated other comprehensive loss are included in the computation of net periodic benefit cost. See Note 10 for additional information about pension and other postretirement benefits items.
Net Income Per Share Attributable to Eaton Ordinary Shareholders
A summary of the calculation of net income per share attributable to Eaton ordinary shareholders is as follows:

(In millions except for per share data)	2025	2024	2023
Net income attributable to Eaton ordinary shareholders	$4,087	$3,794	$3,218

Weighted-average number of ordinary shares outstanding - diluted	391.2	399.4	401.1
Less dilutive effect of equity-based compensation	1.3	1.8	2.0
Weighted-average number of ordinary shares outstanding - basic	389.9	397.6	399.1

Net income per share attributable to Eaton ordinary shareholders
Diluted	$10.45	$9.50	$8.02
Basic	10.48	9.54	8.06
In 2025, 2024, and 2023, all stock options were included in the calculation of diluted net income per share attributable to Eaton ordinary shareholders because they were all dilutive.